FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE LEASE
Schedule of carrying amount in the financial position

	12/31/2019	01/01/2019
Right-of-use asset
Land and buildings	988,386	1,354,278
Lease liability
Current	467,977	596,813
Non-current	478,413	757,465
Total	946,390	1,354,278

Schedule of amounts charged in the income statement

Items	12/31/2019
Right-of-use assets – Depreciation	567,192
Interest expenses on lease liabilities (Other operating expenses)	212,492

Schedule of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2019	12/31/2018
Up to 1 year	1,783,106	2,627,616
More than a year up to two years	1,167,248	2,032,214
From two to three years	665,603	1,147,353
From three to five years	421,983	681,233
More than five years	20,379	14,454
Total	4,058,319	6,502,870
Unearned financial income	(871,630)	(1,355,568)
Net investment in the lease	3,186,689	5,147,302

Schedule of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2019	12/31/2018
Up to 1 year	16,706	3,695
More than a year up to two years	15,732	3,695
From two to three years	13,543	2,175
From three to five years	9,202	—
Total	55,183	9,565